Goodwill and Other Intangible Assets - Schedule of Estimated Annual Amortization Expense Related to Other Intangible Assets (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2018	$ 16
2019	16
2020	16
2021	14
2022	13
2023 and thereafter	61
Total	$ 136